INCOME TAXES (Details Narrative) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Non-capital loss carryforwards	$ 2,969	$ 5,384
Canada
Statement [Line Items]
Non-capital loss carryforwards	61,266,000	68,059,000
Capital loss carryforwards	13,644,000	82,000
Investment tax credits	$ 5,209,000	$ 5,119,000